Long-term Debt (Details) - EOS ENERGY STORAGE, LLC [Member] - USD ($)	Sep. 30, 2020	Dec. 31, 2019
Paycheck Protection Program loan payable	$ 1,257,000
Other	146,000
Total	1,403,000
Less current portion of long-term debt	(912,000)
Long-term debt	$ 491,000